Employee Benefit Plans (Transactions Under the Company's Stock Option Plans) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Options Outstanding, beginning shares (in shares)	552,759	522,338
Options granted (in shares)	47,100	127,400
Options exercised (in shares)	(94,679)	(90,871)
Options forfeited (in shares)	0	(1,833)
Options expired (in shares)	(607)	(4,275)
Options Outstanding, ending shares (in shares)	504,573	552,759	522,338
Options Exercisable: Shares Exercisable (in shares)	351,648
Weighted average exercise price
Weighted Average exercise Price: Options Outstanding, beginning (in usd per share)	$ 7.26	$ 6.45
Weighted Average Exercise Price: Options granted (in usd per share)	16.37	11.11
Weighted Average Exercise Price: Options exercised (in usd per share)	6.19	7.97
Weighted Average Exercise Price: Options forfeited (in usd per share)	0.00	7.00
Weighted Average Exercise Price: Options expired (in usd per share)	11.48	7.64
Weighted Average exercise Price: Options Outstanding, ending (in usd per share)	8.31	$ 7.26	$ 6.45
Weighted Average Exercise Price: Options Exercisable (in usd per share)	$ 6.53
Weighted Average Remaining Contractual Life (in years): Options Outstanding	5 years 8 months 12 days	5 years 8 months 12 days	5 years 1 month 6 days
Weighted Average Remaining Contractual Life (in years): Options Exercisable	4 years 7 months 6 days
Aggregate Intrinsic Value: Options Outstanding	$ 5,772,843	$ 4,663,432	$ 2,561,095
Aggregate Intrinsic Value: Options Exercisable	$ 4,648,981